10-Q Notes payable - Narrative - Senior Secured Notes – 2029 (Details) $ in Thousands			1 Months Ended	3 Months Ended		12 Months Ended
		Feb. 18, 2026 USD ($)	Dec. 31, 2021 USD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 15, 2021
Notes payable
Exchanged portion of notes	[1],[2]			$ 142,202	$ 0
Unamortized deferred financing costs and debt discounts				8,239		$ 6,071	$ 10,783
Amortization of debt discount/ premium and deferred financing fees				1,605	1,795	7,064	8,449	$ 8,571
Senior Secured Notes – 2029
Notes payable
Gross proceeds		$ 500,000
Repayments of debt		314,600
Payment of accrued interest		6,500
Exchanged portion of notes		$ 142,200
Fixed charge coverage ratio		2.5
Consolidated debt to consolidated EBITDA ratio		4
Debt instrument, face amount		$ 100,000
Consolidated secured debt to consolidated EBITDA ratio		3
Unamortized deferred financing costs and debt discounts		$ 1,800
Deferred financing cost, written off		2,900
Debt issuance costs, gross		6,600
Debt issuance costs net		8,100
Senior Secured Notes – 2029 | Related Party
Notes payable
Transaction				1,000
Senior Secured Notes – 2029 | Line of credit
Notes payable
Amortization of debt discount/ premium and deferred financing fees				247
Senior Secured Notes – 2026
Notes payable
Gross proceeds			$ 475,000
Repayments of debt		314,600
Exchanged portion of notes		142,200
Fixed charge coverage ratio									2.5
Consolidated debt to consolidated EBITDA ratio									4
Consolidated secured debt to consolidated EBITDA ratio									3
Unamortized deferred financing costs and debt discounts		$ 4,700
Amortization of debt discount/ premium and deferred financing fees						$ 5,193	$ 4,805	$ 4,193
Senior Secured Notes – 2026 | Line of credit
Notes payable
Amortization of debt discount/ premium and deferred financing fees				$ 717	$ 1,240

[1]	(1) The remaining outstanding balance of the Senior Secured Notes – 2026* of $142.2 million was exchanged on a non-cash basis for Senior Secured Notes – 2029*.
[2]	*as defined herein